LONG-TERM INVESTMENTS - Equity-method investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	May 31, 2013 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Nov. 30, 2015 CNY (¥)	Nov. 30, 2014 CNY (¥)	Jul. 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Equity-method investments
Investment income (loss)									$ 886	¥ 6,157	¥ (2,896)	¥ 1,865
Sheen Star
Equity-method investments
Consideration paid for acquisition of equity method investments								¥ 20,990
Percentage of equity interest owned								19.99%
Equity interest percentage owned in equity method investment by the majority owner								50.01%
Investment income (loss)										0	(153)	0
Yibang
Equity-method investments
Percentage of equity interest acquired	30.00%							20.00%
Consideration paid for acquisition of equity method investments	¥ 430							¥ 285
Investment income (loss)										¥ (770)	¥ (1,712)	¥ 2,197
Percentage of equity interest transferred or disposed			50.00%
Consideration for transfer of investment			¥ 715
Recognized gain on disposal of equity-method investment			¥ 715
Campsort
Equity-method investments
Percentage of equity interest acquired							30.00%
Consideration paid for acquisition of equity method investments							¥ 15,000
Percentage of equity interest owned												24.00%
Investment income (loss)												¥ (356)
Percentage of equity interest transferred or disposed					24.00%	6.00%
Consideration for transfer of investment					¥ 14,410	¥ 3,000
Recognized gain on disposal of equity-method investment					¥ 2,766
Distrii
Equity-method investments
Consideration paid for acquisition of equity method investments				¥ 35,000
Percentage of equity interest owned				39.00%
Investment income (loss)				¥ (6,438)
AAPC LUB
Equity-method investments
Percentage of equity interest acquired				28.16%
Investment income (loss)				¥ 28,496
China Young
Equity-method investments
Percentage of equity interest acquired									36.72%	36.72%
Consideration paid for acquisition of equity method investments										¥ 44,904
Investment income (loss)										¥ (1,851)
China Young | Ordinary Shares
Equity-method investments
Shares acquired in investment of equity method investments (in shares) | shares									982	982
China Young | Series B preferred shares
Equity-method investments
Shares acquired in investment of equity method investments (in shares) | shares									5,610	5,610
CREATER
Equity-method investments
Percentage of equity interest acquired		20.00%
Consideration paid for acquisition of equity method investments		¥ 100,000